SCHEDULE OF SHARE BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 1,542	$ 1,875
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	475	469
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	454	788
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 613	$ 618